State Street Income VIS Fund Expense Example - State Street Income VIS Fund - Class 1	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 164
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	$ 1,921